Pioneer Fund

Schedule of Investments | September 30, 2019

Ticker Symbols: Class A PIODX Class C PCODX Class R PIORX Class Y PYODX

Schedule of Investments | 9/30/19 (unaudited)

Shares		Value
	UNAFFILIATED ISSUERS - 99.2%
	COMMON STOCKS - 99.0% of Net Assets
	Air Freight & Logistics - 4.4%
245,885	FedEx Corp.	$35,793,480
1,586,077	United Parcel Service, Inc., Class B	190,043,746
	Total Air Freight & Logistics	$225,837,226
	Automobiles - 0.8%
1,131,708	Harley-Davidson, Inc.	$40,707,537
	Total Automobiles	$40,707,537
	Banks - 5.4%
1,879,569	JPMorgan Chase & Co.	$221,206,476
987,446	Wells Fargo & Co.	49,806,776
	Total Banks	$271,013,252
	Beverages - 2.3%
854,218	PepsiCo., Inc.	$117,113,288
	Total Beverages	$117,113,288
	Capital Markets - 3.2%
34,319	BlackRock, Inc.	$15,293,919
696,733	CME Group, Inc.	147,247,552
	Total Capital Markets	$162,541,471
	Chemicals - 3.0%
1,251,160	International Flavors & Fragrances, Inc.	$153,504,820
	Total Chemicals	$153,504,820
	Commercial Services & Supplies - 0.2%
80,108	Waste Management, Inc.	$9,212,420
	Total Commercial Services & Supplies	$9,212,420
	Communications Equipment - 0.8%
821,342	Cisco Systems, Inc.	$40,582,508
	Total Communications Equipment	$40,582,508
	Consumer Discretionary - 0.9%
476,699	NIKE, Inc., Class B	$44,771,570
	Total Consumer Discretionary	$44,771,570
	Consumer Finance - 0.4%
153,352	American Express Co.	$18,138,475
	Total Consumer Finance	$18,138,475
	Diversified Financial Services - 3.7%
482(a)	Berkshire Hathaway, Inc.	$150,303,024
175,601(a)	Berkshire Hathaway, Inc., Class B	36,528,520
	Total Diversified Financial Services	$186,831,544
	Diversified Telecommunication Services - 6.8%
6,054,574	AT&T, Inc.	$229,105,080
1,893,327	Verizon Communications, Inc.	114,281,218
	Total Diversified Telecommunication Services	$343,386,298
	Electric Utilities - 0.6%
294,949	American Electric Power Co., Inc.	$27,633,772
	Total Electric Utilities	$27,633,772
	Energy Equipment & Services - 1.1%
1,545,076	Schlumberger, Ltd.	$52,795,247
	Total Energy Equipment & Services	$52,795,247
	Entertainment - 3.2%
1,243,870	Walt Disney Co.	$162,101,138
	Total Entertainment	$162,101,138
	Equity Real Estate Investment Trusts (REIT) - 1.4%
35,042	Crown Castle International Corp.	$4,871,188
202,269	Essex Property Trust, Inc.	66,071,169
	Total Equity Real Estate Investment Trusts (REIT)	$70,942,357
	Food & Staples Retailing - 6.3%
508,363	Costco Wholesale Corp.	$146,464,464
1,470,100	Walmart, Inc.	174,471,468
	Total Food & Staples Retailing	$320,935,932
	Food Products - 1.1%
7,594	Chocoladefabriken Lindt & Spruengli AG	$56,068,704
	Total Food Products	$56,068,704
	Health Care Equipment & Supplies - 7.3%
344,824(a)	Alcon, Inc.	$20,099,791
714,632	Danaher Corp.	103,214,300
2,264,074	Medtronic Plc	245,923,718
	Total Health Care Equipment & Supplies	$369,237,809
	Health Care Providers & Services - 0.6%
152,500	UnitedHealth Group, Inc.	$33,141,300
	Total Health Care Providers & Services	$33,141,300
	Hotels, Restaurants & Leisure - 3.0%
696,487	McDonald's Corp.	$149,542,724
	Total Hotels, Restaurants & Leisure	$149,542,724
Shares		Value
	Industrial Conglomerates - 1.0%
295,993	Honeywell International, Inc.	$50,082,016
	Total Industrial Conglomerates	$50,082,016
	Insurance - 1.9%
1,624,303	Hartford Financial Services Group, Inc.	$98,449,005
	Total Insurance	$98,449,005
	Interactive Media & Services - 6.3%
172,488(a)	Alphabet, Inc.	$210,631,996
627,536(a)	Facebook, Inc.	111,751,611
	Total Interactive Media & Services	$322,383,607
	Internet & Direct Marketing Retail - 3.3%
96,834(a)	Amazon.com, Inc.	$168,095,109
	Total Internet & Direct Marketing Retail	$168,095,109
	IT Services - 2.3%
673,431	Visa, Inc.	$115,836,866
	Total IT Services	$115,836,866
	Life Sciences Tools & Services - 1.3%
533,655	Agilent Technologies, Inc.	$40,893,983
114,719(a)	Waters Corp.	25,608,722
	Total Life Sciences Tools & Services	$66,502,705
	Machinery - 1.1%
92,833	Illinois Tool Works, Inc.	$14,527,436
470,028	Lincoln Electric Holdings, Inc.	40,779,629
	Total Machinery	$55,307,065
	Oil, Gas & Consumable Fuels - 0.8%
572,675	EOG Resources, Inc.	$42,503,938
	Total Oil, Gas & Consumable Fuels	$42,503,938
	Pharmaceuticals - 6.2%
6,568,704(a)	Elanco Animal Health, Inc.	$174,661,839
105,248	Eli Lilly & Co.	11,769,884
1,516,604	Merck & Co., Inc.	127,667,725
	Total Pharmaceuticals	$314,099,448
	Road & Rail - 1.2%
372,996	Union Pacific Corp.	$60,417,892
	Total Road & Rail	$60,417,892
	Semiconductors & Semiconductor Equipment - 4.0%
459,540	Analog Devices, Inc.	$51,344,404
418,238	Lam Research Corp.	96,658,984
252,847(a)	Micron Technology, Inc.	10,834,494
266,161	NVIDIA Corp.	46,330,645
	Total Semiconductors & Semiconductor Equipment	$205,168,527
	Software - 4.4%
1,597,114	Microsoft Corp.	$222,046,760
	Total Software	$222,046,760
	Specialty Retail - 3.9%
858,258	Home Depot, Inc.	$199,133,021
	Total Specialty Retail	$199,133,021
	Technology Hardware, Storage & Peripherals - 4.4%
1,005,770	Apple, Inc.	$225,262,307
	Total Technology Hardware, Storage & Peripherals	$225,262,307
	Textiles, Apparel & Luxury Goods - 0.4%
302,065	Cie Financiere Richemont SA	$22,157,082
	Total Textiles, Apparel & Luxury Goods	$22,157,082
	TOTAL COMMON STOCKS
	(Cost $3,886,326,817)	$5,023,484,740
Principal Amount USD ($)		Value
	U.S. GOVERNMENT AND AGENCY OBLIGATION - 0.2% of Net Assets
10,000,000(b)	United States Treasury Bill, 10/22/19	$9,989,536
	TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATION
	(Cost $9,988,975)	$9,989,536
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 99.2%
	(Cost $3,896,315,792)	$5,033,474,276
	OTHER ASSETS AND LIABILITIES - 0.8%	$38,487,831
	NET ASSETS - 100.0%	$5,071,962,107

REIT	Real Estate Investment Trust.

(a)	Non-income producing security.
(b)	Security issued with a zero coupon. Income is recognized through accretion of discount.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of September 30, 2019, in valuing the Fund's investments:

	Level 1	Level 2	Level 3	Total
Common Stocks	$5,023,484,740	$–	$–	$5,023,484,740
U.S. Government and Agency Obligation	–	9,989,536	–	9,989,536
Total Investments in Securities	$5,023,484,740	$9,989,536	$–	$5,033,474,276

During the nine months ended September 30, 2019, there were no transfers between Levels 1, 2 and 3.